Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,507,000.00
Previously Paid Amount	0.00
Total Fee Amount	996.22
Total Offset Amount	0.00
Net Fee	996.22
Narrative - Max Aggregate Offering Price	$ 6,507,000.00
Final Prospectus	true